UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Formation and operational costs	$ 1,129,361	$ 180	$ 5,180	$ 2,394,702
Loss from operations	(1,129,361)	(180)	(5,180)	(2,394,702)
Other income:
Interest earned on Investment held in Trust Account	391,628			470,150
Total other income, net	391,628			470,150
Income (loss) before provision for income taxes	(737,733)	(180)	(5,180)	(1,924,552)
Provision for income taxes	(83,026)			(83,026)
Net loss	$ (820,759)	$ (180)	$ (5,180)	$ (2,007,578)
Common Stock Not Subject to Possible Redemption
Other income:
Weighted average shares outstanding, non-redeemable common stock, basic	14,932,000	2,500,000	2,500,000	14,932,000
Weighted average shares outstanding, non-redeemable common stock, diluted	14,932,000	2,500,000	2,500,000	14,932,000
Net loss per share, non-redeemable common stock, basic	$ (0.05)	$ 0.00	$ 0.00	$ (0.13)
Net loss per share, non-redeemable common stock, diluted	$ (0.05)	$ 0.00	$ 0.00	$ (0.13)